Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 256,231
Ending balance	290,482
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	256,231	€ 150,670
Remeasurement recognized in finance (income) or expense	34,251	23,911
Ending balance	€ 290,482	€ 174,581